Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8—Commitments and Contingencies

Registration Rights:

The Company’s initial shareholders are, and the holders of the Private Placement Warrants will be, entitled to registration rights, as described in Note 4, pursuant to a registration and shareholder rights agreement signed in connection with the Public Offering.

Deferred Underwriting Compensation:

As discussed further in Note 3 - Public Offering, the Company incurred and recorded a deferred underwriting fee of $7,000,000, of which $3,325,000 has been forfeited by one underwriter. The remaining amount, $3,675,000 will be payable upon the closing of a business combination. Subsequent to March 31, 2024, on April 10, 2024 the remainder of the deferred underwriting fee was waived.

Note 8—Commitments and Contingencies

Registration Rights:

The Company’s initial shareholders are, and the holders of the Private Placement Warrants will be, entitled to registration rights, as described in Note 4, pursuant to a registration and shareholder rights agreement signed in connection with the Public Offering.

Deferred Underwriting Compensation:

As discussed further in Note 3 - Public Offering, the Company incurred and recorded a deferred underwriting fee of $7,000,000, of which $3,325,000 has been forfeited by one underwriter. The remaining amount, $3,675,000 will be payable upon the closing of a business combination.